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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     The Dow Chemical Company
Address:  2030 Dow Center
          Midland, MI 48764



Form 13F File Number: 28-00590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:    Ronald C. Edmonds
Title:   Vice President & Controller
Phone:   989-636-5018


SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ RONALD C. EDMONDS
-----------------------  -------------  -----------------
  Ronald C. Edmonds      Midland, MI    November 8, 2012

REPORT TYPE (CHECK ONE ONLY):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

              Number of Other Included Managers:                0
              Form 13F Information Table Entry Total:          69
              Form 13F Information Table Value Total:  $1,070,919
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

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
Page 1 of 1                                                 FORM 13F
For Period Ending: 9/30/2012           Name of Reporting Manager: The Dow Chemical Company


                                                                                              --------
     ITEM 1:          ITEM 2:       ITEM 3:          ITEM 4:                 ITEM 5:
------------------ -------------- ------------ -------------------- ------------------------- --------
                                               FAIR MARKET VALUE IN
 NAME OF ISSUER    TITLE OF CLASS CUSIP NUMBER       (000'S)         SHARES   SH/PRN CALL/PUT (A) SOLE
------------------ -------------- ------------ -------------------- --------- ------ -------- --------
ABBOTT LABS        COM            002824 10 0           4,216          61,500   SH              Sole
ABERCROMBIE &
  FITCH CO         CL A           002896 20 7           4,588         135,266   SH              Sole
AETNA INC NEW      COM            00817Y 10 8           1,584          40,000   SH              Sole
ALLEGHENY
  TECHNOLOGIES
  INC              CALL           01741R 90 2              24          10,000   SH     CALL     Sole
ALLEGHENY
  TECHNOLOGIES
  INC              PUT            01741R 95 2              15          10,000   SH     PUT      Sole
AMAZON COM INC     COM            023135 10 6             381           1,500   SH              Sole
AMGEN INC          COM            031162 10 0           1,796          21,300   SH              Sole
AMICUS
  THERAPEUTICS
  INC              COM            03152W 10 9             115          22,162   SH              Sole
APPLE INC          COM            037833 10 0           2,869           4,300   SH              Sole
ARCHER DANIELS
  MIDLAND CO       COM            039483 10 2           1,576          58,000   SH              Sole
AT&T INC           COM            00206R 10 2           6,409         170,000   SH              Sole
BAKER HUGHES
  INC              COM            057224 10 7           4,297          95,000   SH              Sole
BANK OF AMERICA
  CORPORATION      COM            060505 10 4           1,943         220,000   SH              Sole
BAXTER INTL INC    COM            071813 10 9           3,013          50,000   SH              Sole
BOSTON
  SCIENTIFIC CORP  COM            101137 10 7           2,095         365,000   SH              Sole
BROADCOM CORP      CL A           111320 10 7           3,247          93,900   SH              Sole
CISCO SYS INC      COM            17275R 10 2           9,186         481,200   SH              Sole
CITIGROUP INC      COM NEW        172967 42 4           2,258          69,000   SH              Sole
CORNING INC        COM            219350 10 5           5,911         449,480   SH              Sole
ENTROPIC
  COMMUNICATIONS
  INC              COM            29384R 10 5           1,784         306,444   SH              Sole
FACEBOOK INC       CL A           30303M 10 2           3,504         161,846   SH              Sole
FACEBOOK INC       CALL           30303M 90 2              19          20,000   SH     CALL     Sole
GENERAL MTRS CO    COM            37045V 10 0           6,188         272,000   SH              Sole
GILEAD SCIENCES
  INC              COM            375558 10 3           2,229          33,600   SH              Sole
GOLDMAN SACHS
  GROUP INC        COM            38141G 10 4           2,160          19,000   SH              Sole
GOODYEAR TIRE &
  RUBR CO          COM            382550 10 1           1,219         100,000   SH              Sole
GREEN MTN
  COFFEE
  ROASTERS IN      COM            393122 10 6           1,249          52,600   SH              Sole
HALLIBURTON CO     COM            406216 10 1           3,133          93,000   SH              Sole
HARTFORD FINL
  SVCS GROUP INC   COM            416515 10 4           4,374         225,000   SH              Sole
HOME INNS &
  HOTELS MGMT
  INC              SPON ADR       43713W 10 7             427          17,200   SH              Sole
INSULET CORP       COM            45784P 10 1             440          20,375   SH              Sole
ISHARES S&P GSCI
  COMMODITY I      UNIT BEN INT   46428R 10 7           2,841          84,040   SH              Sole
ISHARES TR         MSCI EMERG MKT 464287 23 4         290,509       7,030,718   SH              Sole
ISHARES TR         S&P 500 INDEX  464287 20 0          57,675         399,412   SH              Sole
ISHARES TR         S&P 100 IDX FD 464287 10 1          29,528         444,300   SH              Sole
JOHNSON CTLS INC   COM            478366 10 7           2,672          97,500   SH              Sole
JOY GLOBAL INC     COM            481165 10 8           1,200          21,400   SH              Sole
JOY GLOBAL INC     CALL           481165 90 8              18          20,000   SH     CALL     Sole
JUNIPER
  NETWORKS INC     COM            48203R 10 4           5,920         346,000   SH              Sole
KRAFT FOODS INC    CL A           50075N 10 4           4,218         102,000   SH              Sole
MCDONALDS CORP     COM            580135 10 1             918          10,000   SH              Sole
MERCK & CO INC
  NEW              COM            58933Y 10 5           4,758         105,500   SH              Sole
MICROSOFT CORP     COM            594918 10 4           4,836         162,400   SH              Sole
MOLSON COORS
  BREWING CO       CL B           60871R 20 9           2,388          53,000   SH              Sole
MOSAIC CO NEW      COM            61945C 10 3           2,506          43,500   SH              Sole
NABORS
  INDUSTRIES LTD   SHS            G6359F 10 3           2,834         202,000   SH              Sole
NETAPP INC         COM            64110D 10 4           3,827         116,400   SH              Sole
NEUROGESX INC      COM            641252 10 1              96         459,032   SH              Sole
NVIDIA CORP        COM            67066G 10 4             320          24,000   SH              Sole
NYSE EURONEXT      COM            629491 10 1           1,086          44,063   SH              Sole
PETROLEO
  BRASILEIRO SA
  PETRO            SPONSORED ADR  71654V 40 8           4,313         188,000   SH              Sole
PROCTER &
  GAMBLE CO        COM            742718 10 9          11,270         162,490   SH              Sole
SELECT SECTOR
  SPDR TR          SBI INT-FINL   81369Y 60 5          32,167       2,062,003   SH              Sole
SELECT SECTOR
  SPDR TR          SBI INT-INDS   81369Y 70 4          24,413         668,107   SH              Sole
SELECT SECTOR
  SPDR TR          SBI INT-UTILS  81369Y 88 6          22,907         629,303   SH              Sole
SELECT SECTOR
  SPDR TR          SBI CONS STPLS 81369Y 30 8          19,215         536,294   SH              Sole
SELECT SECTOR
  SPDR TR          SBI CONS DISCR 81369Y 40 7          16,024         342,613   SH              Sole
SELECT SECTOR
  SPDR TR          SBI INT-ENERGY 81369Y 50 6           4,333          58,963   SH              Sole
SELECT SECTOR
  SPDR TR          SBI HEALTHCARE 81369Y 20 9           1,076          26,821   SH              Sole
SPDR DOW JONES
  INDL AVRG ETF    UT SER 1       78467X 10 9          28,291         211,050   SH              Sole
SPDR GOLD TRUST    GOLD SHS       78463V 10 7           3,612          21,000   SH              Sole
SPDR S&P 500 ETF
  TR               TR UNIT        78462F 10 3         354,479       2,462,856   SH              Sole
SPLUNK INC         COM            848637 10 4             404          11,000   SH              Sole
SYMANTEC CORP      COM            871503 10 8           5,188         288,200   SH              Sole
UNITED STATES
  STL CORP NEW     COM            912909 10 8             286          15,000   SH              Sole
UNITED STATES
  STL CORP NEW     CALL           912909 90 8               1          20,000   SH     CALL     Sole
VANGUARD INDEX
  FDS              LARGE CAP ETF  922908 63 7          15,109         230,000   SH              Sole
VANGUARD INTL      MSCI EMR MKT
  EQUITY INDEX F   ETF            922042 85 8          27,180         651,022   SH              Sole
WEATHERFORD
  INTERNATIONAL
  LT               REG SHS        H27013 10 3             254          20,000   SH              Sole
   GRAND TOTAL                                      1,070,919

                               ITEM 6:                                        ITEM 8:
                   ---------------------------------------         -----------------------------
     ITEM 1:            INVESTMENT DISCRETION             ITEM 7:        VOTING AUTHORITY
------------------ ----------------------------------------------- -----------------------------

 NAME OF ISSUER    (B) SHARED AS DEFINED (C) SHARED-OTHER MANAGERS (A) SOLE  (B) SHARED (C) NONE
------------------ --------------------- ---------------- -------- --------- ---------- --------
ABBOTT LABS                                                           61,500
ABERCROMBIE &
  FITCH CO                                                           135,266
AETNA INC NEW                                                         40,000
ALLEGHENY
  TECHNOLOGIES
  INC                                                                 10,000
ALLEGHENY
  TECHNOLOGIES
  INC                                                                 10,000
AMAZON COM INC                                                         1,500
AMGEN INC                                                             21,300
AMICUS
  THERAPEUTICS
  INC                                                                 22,162
APPLE INC                                                              4,300
ARCHER DANIELS
  MIDLAND CO                                                          58,000
AT&T INC                                                             170,000
BAKER HUGHES
  INC                                                                 95,000
BANK OF AMERICA
  CORPORATION                                                        220,000
BAXTER INTL INC                                                       50,000
BOSTON
  SCIENTIFIC CORP                                                    365,000
BROADCOM CORP                                                         93,900
CISCO SYS INC                                                        481,200
CITIGROUP INC                                                         69,000
CORNING INC                                                          449,480
ENTROPIC
  COMMUNICATIONS
  INC                                                                306,444
FACEBOOK INC                                                         161,846
FACEBOOK INC                                                          20,000
GENERAL MTRS CO                                                      272,000
GILEAD SCIENCES
  INC                                                                 33,600
GOLDMAN SACHS
  GROUP INC                                                           19,000
GOODYEAR TIRE &
  RUBR CO                                                            100,000
GREEN MTN
  COFFEE
  ROASTERS IN                                                         52,600
HALLIBURTON CO                                                        93,000
HARTFORD FINL
  SVCS GROUP INC                                                     225,000
HOME INNS &
  HOTELS MGMT
  INC                                                                 17,200
INSULET CORP                                                          20,375
ISHARES S&P GSCI
  COMMODITY I                                                         84,040
ISHARES TR                                                         7,030,718
ISHARES TR                                                           399,412
ISHARES TR                                                           444,300
JOHNSON CTLS INC                                                      97,500
JOY GLOBAL INC                                                        21,400
JOY GLOBAL INC                                                        20,000
JUNIPER
  NETWORKS INC                                                       346,000
KRAFT FOODS INC                                                      102,000
MCDONALDS CORP                                                        10,000
MERCK & CO INC
  NEW                                                                105,500
MICROSOFT CORP                                                       162,400
MOLSON COORS
  BREWING CO                                                          53,000
MOSAIC CO NEW                                                         43,500
NABORS
  INDUSTRIES LTD                                                     202,000
NETAPP INC                                                           116,400
NEUROGESX INC                                                        459,032
NVIDIA CORP                                                           24,000
NYSE EURONEXT                                                         44,063
PETROLEO
  BRASILEIRO SA
  PETRO                                                              188,000
PROCTER &
  GAMBLE CO                                                          162,490
SELECT SECTOR
  SPDR TR                                                          2,062,003
SELECT SECTOR
  SPDR TR                                                            668,107
SELECT SECTOR
  SPDR TR                                                            629,303
SELECT SECTOR
  SPDR TR                                                            536,294
SELECT SECTOR
  SPDR TR                                                            342,613
SELECT SECTOR
  SPDR TR                                                             58,963
SELECT SECTOR
  SPDR TR                                                             26,821
SPDR DOW JONES
  INDL AVRG ETF                                                      211,050
SPDR GOLD TRUST                                                       21,000
SPDR S&P 500 ETF
  TR                                                               2,462,856
SPLUNK INC                                                            11,000
SYMANTEC CORP                                                        288,200
UNITED STATES
  STL CORP NEW                                                        15,000
UNITED STATES
  STL CORP NEW                                                        20,000
VANGUARD INDEX
  FDS                                                                230,000
VANGUARD INTL
  EQUITY INDEX F                                                     651,022
WEATHERFORD
  INTERNATIONAL
  LT                                                                  20,000
   GRAND TOTAL